Right-of-Use Assets - Lease Liabilities (Parenthetical) (Details)	12 Months Ended
Jun. 30, 2019 USD ($)
IFRS 16
Disclosure Of Lease Liabilities [Line Items]
Expenditure in relation to right-of-use-assets recognized	$ 0